Fair Value Measurements and Hedging - Fair value on a non-recurring basis - Long-lived assets held and used (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held for sale	$ 17,838	$ (0)	$ (0)
Total	0	$ 0
Impairment Loss [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held for sale	4,312
Vessels, net	5,826
Total	10,138
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held for sale	(0)
Vessels, net	(0)
Total	(0)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held for sale	23,000
Vessels, net	19,400
Total	42,200
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held for sale	(0)
Vessels, net	(0)
Total	$ (0)